UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 70.31%					$81,136,743
(Cost $119,520,241)

Aerospace & Defense 0.16%					187,500
L-3 Communications Corp.,
Gtd Sr Sub Note Ser B (Z)	6.375%	10/15/15	BB+	$200	187,500

Airlines 1.55%					1,784,877
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A (Z)	6.545	02/02/19	A-	365	310,301
Pass Thru Ctf Ser 2000-2 Class B (Z)	8.307	04/02/18	B+	372	260,510
Pass Thru Ctf Ser 2001-1 Class C (Z)	7.033	06/15/11	B+	150	108,093
Delta Air Lines, Inc.,
Sec Pass Thru Ctf Ser A (Z)	6.821	08/10/22	A-	869	599,948
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 2007-1 (Z)	7.027	11/01/19	BBB+	865	506,025

Aluminum 1.15%					1,331,700
CII Carbon, LLC,
Gtd Sr Sub Note (S)(Z)	11.125	11/15/15	CCC+	1,930	1,331,700

Auto Parts & Equipment 0.87%					1,007,925
Allison Transmission, Inc.,
Gtd Sr Note (S)(Z)	11.000	11/01/15	B-	1,000	555,000
Tenneco, Inc.,
Gtd Sr Sub Note (Z)	8.625	11/15/14	B-	1,485	452,925

Broadcasting & Cable TV 2.36%					2,728,587
Canadian Satellite Radio Holdings, Inc.,
Sr Note (G)(Z)	12.750	02/15/14	CCC+	2,000	470,000
CSC Holdings, Inc.,
Sr Note (S)(Z)	8.500	06/15/15	BB	755	726,687
Shaw Communications, Inc.,
Sr Note (Z)	8.250	04/11/10	BBB-	1,000	1,005,000
Sirius Satellite Radio, Inc.,
Sr Note (Z)	9.625	08/01/13	CCC-	520	114,400
XM Satellite Radio Holdings, Inc.,
Gtd Sr Note (S)	13.000	08/01/13	CCC-	1,650	412,500

Casinos & Gaming 6.93%					8,001,385
Chukchansi Economic Development Authority,
Sr Note (S)(Z)	8.000	11/15/13	B+	440	154,000
Downstream Development Authority of the Quapaw
Tribe of Oklahoma,
Sr Sec Note (S)(Z)	12.000	10/15/15	B-	2,000	1,060,000
Great Canadian Gaming Corp.,
Gtd Sr Sub Note (S)(Z)	7.250	02/15/15	BB	1,000	690,000
Greektown Holdings, LLC,
Sr Note (G)(H)(S)(Z)	10.750	12/01/13	D	1,000	190,000
Indianapolis Downs LLC & Capital Corp.,
Sr Sec Note (S)(Z)	11.000	11/01/12	CCC	1,395	746,325
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note (Z)	7.000	03/01/14	CCC+	505	249,975
Jacobs Entertainment, Inc.,
Gtd Sr Note (Z)	9.750	06/15/14	B-	1,000	535,000
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)(Z)	10.250	02/15/14	B-	1,000	520,000

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming (continued)
Mashantucket Western Pequot Tribe,
Bond (S)(Z)	5.912%	09/01/21	BB-	$275	$88,085
Bond Ser A (S)(Z)	8.500	11/15/15	BB-	2,000	690,000
Mohegan Tribal Gaming Authority,
Sr Sub Note (Z)	7.125	08/15/14	CCC+	1,000	555,000
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B (Z)	9.750	04/01/10	B	800	608,000
Gtd Sr Sub Note Ser B (Z)	9.000	06/01/12	CCC	350	176,750
Pinnacle Entertainment, Inc.,
Sr Sub Note (Z)	7.500	06/15/15	B+	1,000	725,000
Pokagon Gaming Authority,
Sr Note (S)(Z)	10.375	06/15/14	B+	474	414,750
Waterford Gaming, LLC,
Sr Note (S)(Z)	8.625	09/15/14	BB-	855	598,500

Coal & Consumable Fuels 0.73%					840,000
Drummond Co., Inc.,
Sr Note (S)(Z)	7.375	02/15/16	BB-	1,500	840,000

Commodity Chemicals 1.78%					2,052,100
NOVA Chemicals Corp.,
Sr Note Ser MTN (Z)	7.400	04/01/09	B+	1,955	1,212,100
Sterling Chemicals, Inc.,
Gtd Sr Sec Note (Z)	10.250	04/01/15	B-	1,000	840,000

Computer Hardware 0.33%					376,200
NCR Corp.,
Sr Note (Z)	7.125	06/15/09	BBB-	375	376,200

Construction & Farm Machinery & Heavy Trucks 0.66%					756,544
Manitowoc Co., Inc.,
Gtd Sr Note (Z)	7.125	11/01/13	BB	500	400,000
Trinity Industries, Inc.,
Pass Thru Ctf (S)(Z)	7.755	02/15/09	Baa1	356	356,544

Consumer Finance 3.85%					4,444,768
CIT Group, Inc.,
Sr Note (Z)	5.000	02/13/14	BBB+	360	243,282
Ford Motor Credit Co.,
Sr Note (Z)	7.375	10/28/09	CCC+	2,425	2,173,542
Ford Motor Credit Co., LLC,
Sr Note (Z)	9.750	09/15/10	CCC+	2,000	1,650,706
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then variable) (Z)	5.911	11/30/35	A	700	377,238

Diversified Banks 1.04%					1,205,749
Barclays Bank PLC,
Bond (6.860% to 6-15-32 then variable) (S)(Z)	6.860	06/15/32	A	1,595	507,105
Chuo Mitsui Trust & Banking Co. Ltd.,
Jr Sub Note (5.506% to 4-15-15 then variable) (S)(Z)	5.506	04/15/15	A2	905	516,032
Royal Bank of Scotland Group PLC,
Jr Sub Bond (7.648% to 9-30-31 then variable) (Z)	7.648	09/30/31	BB	630	182,612

Diversified Commercial & Professional Services 1.48%					1,712,500
Aramark Corp.,
Sr Note (Z)	8.500	02/01/15	B	1,000	972,500

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Commercial & Professional Services (continued)
MSX International, Inc.,
Gtd Sr Sec Note (S)(Z)	12.500%	04/01/12	B3	$1,850	$740,000

Diversified Financial Services 1.95%					2,250,135
NB Capital Trust IV,
Gtd Cap Security (Z)	8.250	04/15/27	A-	1,130	879,185
Odebrecht Finance Ltd.,
Gtd Sr Note (S)(Z)	7.500	10/18/17	BB	725	659,750
Orascom Telecom Finance,
Gtd Note (S)(Z)	7.875	02/08/14	CCC+	360	212,400
TAM Capital, Inc.,
Gtd Sr Note (Z)	7.375	04/25/17	B+	860	498,800

Diversified Metals & Mining 0.94%					1,081,900
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note (Z)	8.375	04/01/17	BBB-	220	182,600
Sr Note (Z)	6.875	02/01/14	BBB-	500	462,500
Vedanta Resources PLC,
Sr Note (S)(Z)	6.625	02/22/10	BB	480	436,800

Electric Utilities 4.90%					5,650,533
AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A (Z)	9.000	01/02/17	BB+	1,057	978,886
Beaver Valley Funding,
Sec Lease Obligation Bond (Z)	9.000	06/01/17	BBB	828	789,721
BVPS II Funding Corp.,
Collateralized Lease Bond (Z)	8.890	06/01/17	BBB	680	691,817
CE Generation LLC,
Sr Sec Note (Z)	7.416	12/15/18	BB+	609	547,814
Duke Energy Carolinas LLC (Z)	5.750	11/15/13	A	1,000	1,070,360
FPL Energy National Wind,
Sr Sec Note (S)(Z)	5.608	03/10/24	BBB-	311	243,147
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9 (Z)	9.260	12/15/10	BB+	204	186,624
PNPP II Funding Corp.,
Debenture (Z)	9.120	05/30/16	BBB	376	390,587
Texas Competitive Electric Holdings Co. LLC,
Sec Bond (Z)	7.460	01/01/15	CCC	370	294,955
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond (Z)	8.090	01/02/17	BBB	465	456,622

Electrical Components & Equipment 0.67%					768,714
Thomas & Betts Corp.,
Sr Note (Z)	7.250	06/01/13	BBB	745	768,714

Environmental & Facilities Services 0.40%					462,000
Waste Services, Inc.,
Sr Sub Note (Z)	9.500	04/15/14	B-	600	462,000

Food Distributors 0.90%					1,036,350
Independencia International Ltd.,
Gtd Sr Bond (S)(Z)	9.875	01/31/17	B	1,280	806,400
Gtd Sr Note (S)(Z)	9.875	05/15/15	B	365	229,950

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Health Care Distributors 0.82%					$952,397
Covidien International Finance SA,
Gtd Sr Note (Z)	5.450%	10/15/12	A-	$945	952,397

Health Care Facilities 0.84%					975,000
Hanger Orthopedic Group, Inc.,
Gtd Sr Note (Z)	10.250	06/01/14	CCC+	1,000	975,000

Household Products 0.19%					220,800
Yankee Acquisition Corp.,
Gtd Sr Sub Note (Z)	8.500	02/15/15	B-	460	220,800

Independent Power Producers & Energy Traders 0.27%					313,425
IPALCO Enterprises, Inc.,
Sr Sec Note (Z)	8.625	11/14/11	BB	315	313,425

Industrial Conglomerates 0.66%					760,229
Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)(Z)	6.500	02/13/13	A-	750	760,229

Industrial Machinery 0.46%					530,080
Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note (Z)	6.000	08/15/13	BBB+	545	530,080

Integrated Oil & Gas 1.76%					2,029,517
ConocoPhillips Co.,
Gtd Note (Z)	4.400	05/15/13	A	1,000	1,015,147
Petro-Canada,
Debenture (Z)	9.250	10/15/21	BBB	1,000	1,014,370

Integrated Telecommunication Services 4.19%					4,834,950
Axtel SAB de CV,
Sr Note (S)(Z)	7.625	02/01/17	BB-	810	526,500
Bellsouth Corp.,
Debenture (Z)	6.300	12/15/15	A	790	819,838
Cincinnati Bell, Inc.,
Gtd Sr Sub Note (Z)	8.375	01/15/14	B-	1,500	1,342,500
Citizens Communications Co.,
Sr Note (Z)	7.125	03/15/19	BB	530	452,487
Qwest Capital Funding, Inc.,
Gtd Note (Z)	7.000	08/03/09	B+	1,700	1,693,625

Investment Banking & Brokerage 1.47%					1,692,449
Merrill Lynch & Co., Inc.,
MTN (Z)	6.150	04/25/13	A+	1,000	965,032
Mizuho Financial Group, Ltd.,
Gtd Sub Bond (Z)	8.375	12/29/49	Aa3	750	727,417

IT Consulting & Other Services 0.55%					630,000
Unisys Corp.,
Sr Note (Z)	6.875	03/15/10	B+	1,000	630,000

Life & Health Insurance 0.22%					256,308
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-15-17 then variable)
(S)(Z)	8.300	10/15/37	BB+	520	256,308

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Marine 1.27%					$1,462,500
Navios Maritime Holdings, Inc.,
Sr Note (Z)	9.500%	12/15/14	B+	$2,500	1,462,500

Metal & Glass Containers 1.28%					1,473,575
BWAY Corp.,
Gtd Sr Sub Note (Z)	10.000	10/15/10	B-	1,085	971,075
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note (Z)	8.250	05/15/13	BB+	500	502,500

Multi-Line Insurance 1.35%					1,556,534
Liberty Mutual Group,
Bond (S)(Z)	7.500	08/15/36	BBB-	515	339,343
Gtd Bond (S)(Z)	7.300	06/15/14	BBB-	750	617,191
Sr Note (10.75% to 6-15-38, then variable) (S)(Z)	10.750	06/15/58	BB	1,000	600,000

Multi-Media 1.67%					1,927,176
News America Holdings, Inc.,
Gtd Note (Z)	7.750	01/20/24	BBB+	980	929,084
Gtd Note (Z)	7.600	10/11/15	BBB+	1,000	998,092

Multi-Utilities 0.48%					556,229
CalEnergy Co., Inc.,
Sr Bond (Z)	8.480	09/15/28	BBB+	525	556,229

Oil & Gas Drilling 0.98%					1,129,800
Delek & Avner Yam Tethys Ltd.,
Sr Sec Note (S)(Z)	5.326	08/01/13	BBB-	209	189,800
Gazprom,
Loan Part Note (S)(Z)	9.625	03/01/13	BBB	1,000	940,000

Oil & Gas Exploration & Production 0.91%					1,053,464
Devon Energy Corp.,
Sr Note (Z)	5.625	01/15/14	BBB+	1,035	1,053,464

Oil & Gas Storage & Transportation 1.31%					1,514,115
Atlas Pipeline Partners LP,
Gtd Sr Note (Z)	8.125	12/15/15	B-	140	95,200
Copano Energy LLC,
Gtd Sr Note (Z)	8.125	03/01/16	B+	250	205,000
Markwest Energy Partners LP,
Gtd Sr Note Ser B (Z)	8.500	07/15/16	B+	500	366,250
Sr Note (Z)	8.750	04/15/18	B+	500	358,750
NGPL PipeCo LLC,
Sr Note (S)(Z)	7.119	12/15/17	BBB-	525	488,915

Packaged Foods & Meats 0.88%					1,014,800
ASG Consolidated LLC/ASG Finance, Inc.,
Sr Disc Note (Z)	11.500	11/01/11	B+	1,180	1,014,800

Paper Packaging 2.77%					3,192,125
Graphic Packaging International, Inc.,
Gtd Sr Note (Z)	8.500	08/15/11	B-	1,000	880,000
Sr Sub Note (Z)	9.500	08/15/13	B-	2,500	1,900,000
Smurfit-Stone Container Corp.,
Sr Note (H)(Z)	8.375	07/01/12	D	2,000	210,000

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Packaging (continued)
Sr Note (H)(Z)	8.000%	03/15/17	D	$1,925	$202,125

Publishing 0.82%					949,465
Dex Media West LLC,
Sr Sub Note (Z)	9.875	08/15/13	B+	1,891	548,390
Idearc, Inc.,
Gtd Sr Note (Z)	8.000	11/15/16	CCC	2,000	62,500
Quebecor Media, Inc.,
Sr Note (Z)	7.750	03/15/16	B	95	74,575
Videotron Ltd.,
Sr Note (Z)	6.375	12/15/15	BB-	300	264,000

Railroads 0.87%					998,833
CSX Corp.,
Sr Note (Z)	6.300	03/15/12	BBB-	1,000	998,833

Real Estate Management & Development 0.54%					625,338
Health Care Realty Trust, Inc.,
Sr Note (Z)	8.125	05/01/11	BBB-	165	152,255
Health Care REIT, Inc.,
Sr Note (Z)	6.200	06/01/16	BBB-	345	259,333
Ventas Realty LP/Capital Corp.,
Sr Note (Z)	6.625	10/15/14	BBB-	250	213,750

Restaurants 1.38%					1,590,775
Landry's Restaurants, Inc.,
Gtd Sr Note Ser B (Z)	9.500	12/15/14	CCC+	1,615	1,590,775

Semiconductors 0.38%					440,000
Freescale Semiconductor, Inc.,
Gtd Sr Note (Z)	8.875	12/15/14	CCC	2,000	440,000

Specialized Finance 2.29%					2,643,497
Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)(Z)	8.144	05/01/21	BB	750	601,172
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)(Z)	3.949	02/15/12	Baa2	406	346,964
CCM Merger, Inc.,
Note (S)(Z)	8.000	08/01/13	CCC	2,500	1,050,000
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B (Z)	7.990	12/30/11	BB	646	627,911
HRP Myrtle Beach Operations, LLC,
Sr Note (G)(H)(P)(S)(Z)	Zero	04/01/12	D	1,745	17,450

Specialized REIT’s 0.24%					274,364
Plum Creek Timberlands LP,
Gtd Note (Z)	5.875	11/15/15	BBB-	345	274,364

Specialty Chemicals 1.08%					1,244,600
American Pacific Corp.,
Gtd Sr Note (Z)	9.000	02/01/15	B+	565	474,600
Momentive Performance,
Gtd Sr Note (Z)	9.750	12/01/14	B-	1,750	770,000

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Specialty Stores 0.46%					$531,791
Staples, Inc.,
Sr Note (Z)	9.750%	01/15/14	BBB	$500	531,791

Steel 1.53%					1,769,540
Allegheny Technologies, Inc.,
Sr Note (Z)	8.375	12/15/11	BBB-	545	519,540
Ryerson, Inc.,
Sr Sec Note (S)(Z)	12.250	11/01/15	B	2,000	1,250,000

Wireless Telecommunication Services 3.74%					4,313,600
Centennial Communications Corp.,
Sr Note (Z)	10.000	01/01/13	CCC+	500	527,500
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D (S)(Z)	5.612	06/15/35	Baa2	655	458,500
Sprint Capital Corp.,
Gtd Sr Note (Z)	8.375	03/15/12	BB	1,970	1,576,000
Gtd Sr Note (Z)	6.900	05/01/19	BB	1,000	670,000
Verizon Wireless,
Sr Note (S)(Z)	7.375	11/15/13	A	1,000	1,081,600

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred Stocks 0.64%			$741,200
(Cost $1,002,026)

Real Estate Investment Trusts 0.64%			741,200
Public Storage REIT, Inc., 6.50%,
Depositary Shares, Ser W (Z)	BBB	40,000	741,200

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Tranche loans 0.13%					$143,850
(Cost $210,000)

Health Care Supplies 0.13%					143,850
IM US Holdings LLC,
Tranche (Second Lien Facility) (P)	6.140%	06/26/15	B-	$210	143,850

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 61.40%					$70,852,301
(Cost $69,032,187)

U.S. Government Agency 61.40%					70,852,301
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf (Z)	11.250%	01/01/16	AAA	$11	12,093
30 Yr Pass Thru Ctf (Z)	6.000	08/01/37	AAA	1,591	1,647,764
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf (Z)	7.000	09/01/10	AAA	6	6,546
15 Yr Pass Thru Ctf (Z)	7.000	10/01/12	AAA	6	6,675
15 Yr Pass Thru Ctf (Z)	7.000	04/01/17	AAA	24	25,248
15 Yr Pass Thru Ctf (Z)	6.000	05/01/21	AAA	2,095	2,183,269
30 Yr Pass Thru Ctf (Z)	6.500	09/01/36	AAA	2,000	2,085,547
30 Yr Pass Thru Ctf (Z)	6.000	05/01/35	AAA	2,802	2,900,492

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government Agency (continued)
30 Yr Pass Thru Ctf (Z)	6.000%	08/01/36	AAA	$3,456	$3,565,931
30 Yr Pass Thru Ctf (Z)	6.000	09/01/36	AAA	8,347	8,612,966
30 Yr Pass Thru Ctf (Z)	6.000	11/01/36	AAA	5,085	5,246,700
30 Yr Pass Thru Ctf (Z)	5.500	01/01/37	AAA	18,740	19,197,455
30 Yr Pass Thru Ctf (Z)	5.500	12/01/37	AAA	1,585	1,624,130
30 Yr Pass Thru Ctf (Z)	5.500	07/01/38	AAA	8,275	8,477,112
30 Yr Pass Thru Ctf	5.500	10/01/38	AAA	10,962	11,229,657
30 Yr Pass Thru Ctf (Z)	4.500	02/15/39	AAA	2,000	2,012,500
Note (Z)	6.000	05/30/25	AAA	1,652	1,641,905
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf (Z)	10.000	11/15/20	AAA	6	7,055
30 Yr Pass Thru Ctf (Z)	9.500	01/15/21	AAA	4	4,415
30 Yr Pass Thru Ctf (Z)	9.500	02/15/25	AAA	12	13,716
Small Business Administration CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)(Z)	6.219	11/15/35	Baa2	225	190,125
Sub Bond Ser 2005-1A Class E (S)(Z)	6.706	11/15/35	Baa3	200	161,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized mortgage obligations 12.88%					$14,866,564
(Cost $25,450,381)

Collateralized Mortgage Obligations 12.88%					14,866,564
American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6 Class XP IO (Z)	2.488%	12/25/46	BBB	$12,790	391,679
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1 Class GIOP IO (Z)	2.078	05/25/47	AAA	7,733	403,544
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1 (P)(Z)	5.886	03/20/36	A	914	535,864
Mtg Pass Thru Ctf Ser 2006-D Class 6B2 (P)(Z)	5.928	05/20/36	CCC	1,759	607,126
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)(Z)	5.395	04/25/35	AA+	405	68,312
Mtg Pass Thru Ctf Ser 2006-4 Class 3B1 (P)(Z)	6.250	07/25/36	CCC	2,462	110,667
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3 (Z)	5.000	08/25/35	AAA	409	337,025
ContiMortgage Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 1995-2 Class A-5 (Z)	8.100	08/15/25	CCC	58	49,487
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59 Class 2X IO (Z)	3.188	11/20/35	AAA	7,290	214,155
Mtg Pass Thru Ctf Ser 2006-0A12 Class X IO (Z)	4.821	09/20/46	AAA	58,333	2,178,389
Mtg Pass Thru Ctf Ser 2006-11CB Class 3A1 (Z)	6.500	05/25/36	A3	2,708	1,490,962
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A Class G (S)(Z)	6.795	11/15/36	Ba2	1,000	790,623
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1-M1 (S)(Z)	8.285	06/20/31	BB	1,000	603,830
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1-M1 (S)(Z)	7.629	04/25/37	BB	1,000	400,000
DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5 Class X2 IO (Z)	3.484	08/19/45	AAA	23,365	554,914
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)(Z)	5.217	12/25/34	AA	261	25,347
Mtg Pass Thru Ctf Ser 2006-AA2 Class B1 (G)(P)
(Z)	6.128	05/25/36	C	249	13,774

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligations (continued)
Global Tower Partners Acquisition Partners, LLC,
Mtg Pass Thru Ctf Sub Bond Ser 2007-1A-G (S)(Z)	7.874%	05/15/37	B2	$360	$260,072
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G)(P)(Z)	4.581	08/25/34	AA	805	294,770
Mtg Pass Thru Ctf Ser 2006-4F Class 6A1 (Z)	6.500	05/25/36	BB	3,472	2,053,715
HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8 Class 1X IO (Z)	3.684	09/19/35	AAA	6,758	114,037
Mtg Pass Thru Ctf Ser 2007-3 Class ES IO (G)(Z)	0.350	05/19/47	AAA	14,929	83,977
Mtg Pass Thru Ctf Ser 2007-4 Class ES IO (G)(Z)	0.350	07/19/47	AAA	14,930	88,650
Mtg Pass Thru Ctf Ser 2007-6 Class ES IO
(G)(S)(Z)	0.343	08/19/37	BB	10,687	60,116
Harborview NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-9A Class N2 (G)(S)(Z)	8.350	11/19/36	AAA	311	778
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1 (Z)	5.296	01/25/35	AA	321	65,517
Mtg Pass Thru Ctf Ser 2005-AR18 Class 1X IO (Z)	3.914	10/25/36	AAA	13,847	207,712
Mtg Pass Thru Ctf Ser 2005-AR18 Class 2X IO (Z)	3.594	10/25/36	AAA	13,730	171,630
Mtg Pass Thru Ctf Ser 2005-AR5 Class B1 (P)(Z)	5.368	05/25/35	AA	427	40,858
Luminent Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-1 Class X IO (Z)	4.098	04/25/36	AAA	21,054	342,122
Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf Ser 2006-AF1 Class MF1 (P)(Z)	6.158	08/25/36	CCC	1,222	213,622
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)(Z)	4.775	05/25/35	AA	379	86,741
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB (Z)	6.500	08/25/35	AAA	415	286,839
Mtg Pass Thru Ctf Ser 2005-AR4 Class B1 (Z)	4.668	04/25/35	AA	1,452	636,341
Mtg Pass Thru Ctf Ser 2007-0A4 Class XPPP IO (Z)1.154		04/25/47	Aaa	18,194	139,296
Mtg Pass Thru Ctf Ser 2007-0A5 Class 1XPP IO (Z) 1.221		06/25/47	Aaa	41,829	366,002
Mtg Pass Thru Ctf Ser 2007-0A5 Class 2XPP IO (Z) 1.538		06/25/47	AAA	49,608	372,061
Mtg Pass Thru Ctf Ser 2007-0A6 Class 1XPP IO (Z) 1.166		07/25/47	Aaa	24,416	206,010

Asset backed securities 0.61%					$696,894
(Cost $755,000)

Asset Backed Securities 0.61%					696,894
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (P)(S)(Z)	5.093%	12/15/14	Baa2	$385	371,525
Sub Bond Ser 2006-1 Class E (P)(S)(Z)	6.495	02/15/36	Baa3	370	325,369

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 2.25%					$2,597,119
(Cost $2,597,567)

U.S. Government Agency 2.25%					2,597,119
U.S. Treasury Bill,
Discount Note (Z)	Zero	06/25/09	AAA	$2,600	2,597,119

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Total investments (Cost $218,567,419)† 148.22%	$171,034,671

Other assets and liabilities, net (48.22%)	($55,639,840)

Total net assets 100.00%	$115,394,831

The percentage shown for each investment category is
the total value of the category as a percentage of the net
assets of the Fund.

IO Interest only (carries notional principal amount)

MTN Medium-Term Note

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $26,413,085 or 22.89% of the net assets of the Fund as of January 31, 2009.

(Z) All or a portion of this security is segregated as collateral for the Revolving Credit Agreement. Total collateral value at January 31, 2009 was $288,677,223.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $219,084,178. Net unrealized depreciation aggregated $48,049,507, of which $4,196,722 related to appreciated investment securities and $52,246,229 related to depreciated investment securities.

The Fund had the following interest rate swap contract open on January 31, 2009:

RATE TYPE
	FIXED	VARIABLE
	PAYMENTS	PAYMENTS
NOTIONAL	MADE BY	RECEIVED BY	TERMINATION		UNREALIZED
AMOUNT	FUND	FUND	DATE	COUNTERPARTY	DEPRECIATION
$28,000,000	4.6875%	3-month LIBOR (a)	Sep 2010	Bank of America	($1,818,407)

(a) At January 31, 2009, the 3-month LIBOR rate was 1.184%.

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$741,200	-
Level 2 – Other Significant Observable Inputs	162,893,157	($1,818,407)
Level 3 – Significant Unobservable Inputs	7,400,314	-
Total	$171,034,671	($1,818,407)

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of October 31, 2008	$8,643,566	-
Accrued discounts/premiums	-	-
Realized gain (loss)	5	-
Change in unrealized appreciation	(1,056,317)	-
(depreciation)
Net purchases (sales)	(667,050)	-
Transfers in and/or out of Level 3	480,110	-
Balance as of January 31, 2009	$7,400,314	-

Swap contracts
The Fund may enter into interest rate, credit default, cross- currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks or to enhance the Fund’s income. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Certain Portfolios are parties to International Swap Dealers Association, Inc. Master Agreements (ISDA Master Agreements) with select counterparties that govern over the counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Portfolios and those counterparties. The ISDA Master Agreements typically include standard representations and warranties as well as provisions outlining the general obligations of the

12

Portfolios and counterparties relating to collateral, events of default, termination events and other standard provisions. Termination events may include a decline in a Portfolio’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle counterparties to elect to terminate early and calculate damages based on that termination with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact on the financial statements of the Portfolios. Due to declines in net assets of certain Portfolios during the year ended January 31, 2009, one or more counterparties currently may be entitled to terminate early but none has elected to take such action. The Schedule to the ISDA Master Agreements may give counterparties the right to require that the Portfolios post additional collateral as opposed to giving the counterparties the right to terminate the ISDA Master Agreement.

Interest Rate Swap Agreements
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Risks and uncertainties

Concentration risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk
The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Mortgage security risk
The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Leverage utilization risk
The Fund utilizes leverage to increase assets available for investment.

13

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHI

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q1 1/09
3/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 20, 2009